Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2021
Cash and cash equivalents.
Summary of cash and cash equivalents

	2021	2020
for the year ended 30 June	Rm	Rm
Cash and cash equivalents	31 231	34 739
Bank overdraft	(243)	(645)
Per the statement of cash flows	30 988	34 094
Cash by currency
Rand	14 994	14 281
Euro	2 159	2 602
US dollar	12 787	15 520
Other currencies	1 048	1 691
	30 988	34 094